Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the Company's income before income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows (in thousands):

	2013	2012	2011
U.S.	$108,680	$140,179	$88,968
Non-U.S.	77,402	82,616	51,735
Income before income taxes	$186,082	$222,795	$140,703

Schedule of Components of Income Tax Expense (Benefit)
The Company’s provision (benefit) for income taxes from continuing operations for the years ended December 31, 2013, 2012 and 2011 are as follows (in thousands):

	2013	2012	2011
Current
U.S. Federal and state	$20,589	$55,591	$34,351
Non-U.S.	20,748	22,023	14,241
Total current	41,337	77,614	48,592
Deferred
U.S. Federal and state	16,317	(4,788)	386
Non-U.S.	(1,176)	(1,561)	(1,868)
Total deferred	15,141	(6,349)	(1,482)
Provision for income tax expense	$56,478	$71,265	$47,110

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the actual provision for income taxes from continuing operations and that computed by applying the U.S. statutory rate to income before income taxes and noncontrolling interests are outlined below (in thousands):

	2013		2012		2011
Income tax expense at the statutory rate	$65,129	35.0%	$77,978	35.0%	$49,246	35.0%
State taxes, net of federal tax benefit	3,428	1.9%	3,847	1.7%	3,193	2.3%
Non-U.S. operations	(6,908)	(3.7)%	(7,363)	(3.3)%	(4,495)	(3.2)%
Domestic incentives	(2,544)	(1.4)%	(2,202)	(1.0)%	(1,179)	(0.8)%
Prior year federal, non-U.S. and state tax	(4,059)	(2.2)%	(1,736)	(0.8)%	(169)	(0.1)%
Nondeductible expenses	1,341	0.7%	666	0.3%	758	0.5%
Other	91	0.1%	75	0.1%	(244)	(0.2)%
Provision for income tax expense	$56,478	30.4%	$71,265	32.0%	$47,110	33.5%

Schedule of Deferred Tax Assets and Liabilities
The primary components of deferred taxes include (in thousands):

	2013	2012
Deferred tax assets
Reserves and accruals	$7,149	$12,701
Inventory	12,538	13,940
Stock awards	6,284	4,609
Other	146	255
Net operating loss and other tax credit carryforwards	1,858	1,213
Total deferred tax assets	27,975	32,718
Deferred tax liabilities
Property and equipment	(16,387)	(12,226)
Goodwill and intangible assets	(71,406)	(45,998)
Investment in unconsolidated subsidiary	(10,993)	—
Unremitted non-U.S. earnings	(740)	(740)
Prepaid expenses and other	(1,377)	(868)
Total deferred tax liabilities	(100,903)	(59,832)
Net deferred tax liabilities	$(72,928)	$(27,114)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

Balance at January 1, 2013	$3,701
Additional based on tax positions related to prior years	3,740
Reduction based on tax positions related to prior years	(1,937)
Lapse of statute of limitations	(897)
Balance at December 31, 2013	4,607
Deferred tax benefits on uncertain tax position related to U.S. and non-U.S. income tax	—
Net balance at December 31, 2013	$4,607